Equity Method Investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Net (income)/loss from equity method investments	$ 3,009	$ 157
Equity method investments	184,693		$ 52,215
CoolCo
Schedule of Equity Method Investments [Line Items]
Net (income)/loss from equity method investments	(5,390)	0
Equity method investments	134,862		0
ECGS
Schedule of Equity Method Investments [Line Items]
Net (income)/loss from equity method investments	(156)	(4)
Equity method investments	4,455		4,302
Avenir LNG
Schedule of Equity Method Investments [Line Items]
Net (income)/loss from equity method investments	2,537	$ (153)
Equity method investments	$ 45,376		$ 47,913